Standish, Ayer & Wood Investment Trust

                         Selected Financial Information
               For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                              Standish
                                                           Massachusetts     Standish      Standish
                                                            Intermediate   Intermediate    Small Cap      Standish
                                                             Tax Exempt     Tax Exempt   Tax-Sensitive  Tax-Sensitive
                                                             Bond Fund      Bond Fund     Equity Fund    Equity Fund
---------------------------------------------------------  --------------- ------------------------------------------

Net asset value - beginning of period                           $  21.18       $ 21.78       $ 32.61       $  35.24

Income from investment operations
   Net investment income *                                          0.48          0.48         (0.05)          0.13
   Net realized and unrealized gain (loss)                          0.21          0.18          1.01           5.38
                                                                --------       -------       -------       --------
   Total from investment operations                                 0.69          0.44          0.96           5.51
                                                                --------       -------       -------       --------

Less distributions declared to shareholders
   From net investment income                                      (0.48)        (0.48)        (0.01)         (0.13)
   From net realized gains                                            --         (0.06)        (0.14)            --
                                                                --------       -------       -------       --------
   Net asset value - end of period                              $  21.39       $ 21.90       $ 33.42       $  40.62
                                                                ========       =======       =======       ========

Total return                                                        3.26%         3.05%         3.02%         15.69%

Ratios to average net assets
   Expenses *                                                       0.65%+        0.65%+        0.75%+         0.50%+
   Net investment income *                                          4.46%+        4.39%+       (0.47)%+        0.86%+
Net assets, end of period (000's omitted)                       $ 45,803       $71,399       $56,215       $ 29,732

Portfolio turnover                                                    15%           18%           59%            13%

Average broker commission paid per share                              --            --       $0.0410       $ 0.0494

* The investment adviser voluntarily did not impose a portion of its fee and/or reimbursed the Funds for their operating expenses. Please refer to the Financial Highlights for additional disclosure regarding these ratios.

+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust

                      Statements of Assets and Liabilities
                           March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                  Massachusetts
                                                   Intermediate      Intermediate       Small Cap
                                                 Tax Exempt Bond      Tax Exempt      Tax-Sensitive    Tax-Sensitive
                                                       Fund            Bond Fund       Equity Fund     Equity Fund
                                                 -----------------  ----------------  --------------   -------------
Assets
   Investments at value (Note 1A)*                 $ 47,081,599      $ 74,288,010     $  54,058,289     $ 29,569,875
   Cash                                                      --                --         4,034,029          293,255
   Receivable for investments sold                           --            40,000           243,752               --
   Receivable for Fund shares sold                           --                --            24,958               --
   Interest and dividends receivable                    679,977         1,068,168            11,346           26,187
   Miscellaneous receivable                              16,320                --                --               --
   Receivable from investment adviser (Note 3)               --             1,020             8,329            4,197
   Deferred organization costs (Note 1E)                     --                --            10,417           10,426
                                                   -------------     -------------    --------------    -------------
       Total assets                                  47,777,896        75,397,198        58,391,120       29,903,940

Liabilities
   Payable for investments purchased                  1,112,552                --         2,163,565          168,750
   Payable for when-issued securities (Note 8)          762,272         3,475,130                --               --
   Payable for Fund shares redeemed                          --           401,536             7,378               --
   Distribution payable                                  91,083           116,378                --               --
   Payable to investment adviser (Note 3)                 1,664                --                --               --
   Accrued accounting, custody and
       transfer agent fees                                3,120             3,984             3,843            2,707
   Accrued expenses and other liabilities                 3,996             1,396             1,255              552
                                                   -------------     -------------    --------------    -------------
       Total liabilities                              1,974,687         3,998,424         2,176,041          172,009
                                                   -------------     -------------    --------------    -------------
Net Assets                                         $ 45,803,209      $ 71,398,774     $  56,215,079     $ 29,731,931
                                                   =============     =============    ==============    =============
Net Assets consist of
   Paid-in capital                                 $ 44,805,002      $ 69,056,646     $  45,059,174     $ 22,827,761
   Undistributed net investment income                       --             8,268           (92,222)          50,273
   Accumulated net realized gain (loss)                (308,017)           63,348          (243,956)          67,159
   Net unrealized appreciation                        1,306,224         2,270,512        11,492,083        6,786,738
                                                   -------------     -------------    --------------    -------------
       Total Net Assets                            $ 45,803,209      $ 71,398,774     $  56,215,079     $ 29,731,931
                                                   =============     =============    ==============    =============

Shares of beneficial interest outstanding             2,141,593         3,260,268         1,682,282          732,027
                                                   =============     =============    ==============    =============

Net asset value, offering price and
redemption price per share
   (Net assets/Shares outstanding)                 $      21.39      $      21.90     $       33.42     $      40.62
                                                   =============     =============    ==============    =============

* Identified cost of investments                   $ 45,775,375      $ 72,017,498     $  42,566,206     $ 22,783,137
                                                   =============     =============    ==============    =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust

                            Statements of Operations
               For the Six Months Ended March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                      Massachusetts      Intermediate      Small Cap
                                                    Intermediate Tax      Tax Exempt     Tax-Sensitive   Tax-Sensitive
                                                    Exempt Bond Fund      Bond Fund       Equity Fund     Equity Fund
                                                    ------------------  ---------------  --------------- --------------
Investment Income
   Interest income                                      $ 1,053,812     $ 1,497,216      $    41,370     $    18,891
   Dividend income                                               --              --           11,908         104,914
                                                        ------------    -------------    ------------    ------------

       Total investment income                            1,053,812       1,497,216           53,278         123,805

Expenses
   Investment advisory fee (Note 3)                          82,340         118,611          116,406          45,277
   Accounting, custody and transfer agent fees               41,829          45,973           47,944          26,498
   Audit services                                             9,460          10,552            9,229           8,731
   Legal fees                                                 4,986           4,986            4,986           4,986
   Trustees fees (Note 3)                                     4,041           5,023            4,058           5,016
   Insurance expense                                          2,428           2,832            1,613           1,013
   Registration fees                                          2,140           9,646            9,612           8,612
   Administration fees                                        1,419           2,056            1,235             614
   Amortization of organization expenses (Note 1E)              234             309            1,882           1,882
   Miscellaneous                                              4,771           5,085            2,450           3,377
                                                        ------------    -------------    ------------    ------------
       Total expenses                                       153,648         205,073          199,415         106,006

Deduct --
   Waiver of investment advisory fee (Note 3)               (19,847)        (12,331)         (53,920)        (45,277)
   Reimbursement of Fund operating expenses (Note 3)             --              --               --         (15,452)
                                                        ------------    -------------    ------------    ------------
       Total waiver of investment advisory fee and
      reimbursement of operating expenses                   (19,847)        (12,331)         (53,920)        (60,729)
                                                        ------------    -------------    ------------    ------------

       Net expenses                                         133,801         192,742          145,495          45,277
                                                        ------------    -------------    ------------    ------------

          Net investment income                             920,011       1,304,474          (92,217)         78,528
                                                        ------------    -------------    ------------    ------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions                      92,402          72,303         (238,763)        188,170
       Financial futures contracts                           14,412              --               --              --
                                                        ------------    -------------    ------------    ------------
          Net realized gain (loss)                          106,814          72,303         (238,763)        188,170

   Change in unrealized appreciation (depreciation)
       Investment securities                                278,943         323,650        3,007,389       3,607,004
       Financial futures contracts                           (8,940)             --               --              --
                                                        ------------    -------------    ------------    ------------
          Net change in unrealized appreciation
          (depreciation)                                    270,003         323,650        3,007,389       3,607,004
                                                        ------------    -------------    ------------    ------------

       Net realized and unrealized gain                     376,817         395,953        2,768,626       3,795,174
                                                        ------------    -------------    ------------    ------------

Net increase in net assets from operations              $ 1,296,828     $ 1,700,427      $ 2,676,409     $ 3,873,702
                                                        ============    =============    ============    ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 Six Months
                                                                                    Ended              Year Ended
                                                                               March 31, 1998        September 30,
                                                                                 (Unaudited)              1997
                                                                             --------------------   -----------------

Increase (decrease) in Net Assets
From operations
   Net investment income                                                         $   920,011          $ 1,618,620
   Net realized gain                                                                 106,814              172,925
   Change in net unrealized appreciation
      (depreciation)                                                                 270,003              724,286
                                                                                 ------------         ------------
      Net increase in net assets from operations                                   1,296,828            2,515,831
                                                                                 ------------         ------------

Distributions to Shareholders
   From net investment income                                                       (920,011)          (1,618,620)
                                                                                 ------------         ------------
       Total distributions to shareholders                                          (920,011)          (1,618,620)
                                                                                 ------------         ------------

Fund share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                                9,994,903           13,888,372
   Net asset value of shares issued to shareholders in
      payment of distributions declared                                              374,531              636,463
   Cost of shares redeemed                                                        (3,343,670)          (9,157,501)
                                                                                 ------------         ------------
   Increase in net assets from Fund share transactions                             7,025,764            5,367,334
                                                                                 ------------         ------------

       Net increase in net assets                                                  7,402,581            6,264,545

Net Assets
   At beginning of period                                                         38,400,628           32,136,083
                                                                                 ------------         ------------

   At end of period                                                              $45,803,209          $38,400,628
                                                                                 ============         ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 Six Months
                                                                                   Ended              Year Ended
                                                                               March 31, 1998        September 30,
                                                                                (Unaudited)              1997
                                                                                -----------           -----------
Increase (decrease) in Net Assets
From operations
   Net investment income                                                         $ 1,304,474         $ 2,055,758
   Net realized gain                                                                  72,303             194,930
   Change in net unrealized appreciation
      (depreciation)                                                                 323,650           1,302,656
                                                                                 ------------        ------------
      Net increase in net assets from operations                                   1,700,427           3,553,344
                                                                                 ------------        ------------

Distributions to Shareholders
   From net investment income                                                     (1,304,474)         (2,055,758)
   From net realized gain                                                           (151,703)            (61,613)
                                                                                 ------------        ------------
       Total distributions to shareholders                                        (1,456,177)         (2,117,371)
                                                                                 ------------        ------------

Fund share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                               25,581,958          23,342,391
   Net asset value of shares issued to shareholders in
      payment of distributions declared                                              712,443             828,068
   Cost of shares redeemed                                                        (7,863,169)         (7,725,852)
                                                                                 ------------        ------------
   Increase in net assets from Fund share transactions                            18,431,232          16,444,607
                                                                                 ------------        ------------

       Net increase in net assets                                                 18,675,482          17,880,580

Net Assets
   At beginning of period                                                         52,723,292          34,842,712
                                                                                 ------------        ------------

   At end of period (including undistributed net
      investment income of $8,268 and $8,268, respectively)                      $71,398,774         $52,723,292
                                                                                 ============        ============

   The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended              Year Ended
                                                                      March 31, 1998         September 30,
                                                                        (Unaudited)              1997
                                                                     ------------------     ----------------
Increase (decrease) in Net Assets
From operations
   Net investment income (loss)                                         $   (92,217)          $    14,061
   Net realized gain (loss)                                                (238,763)              454,628
   Change in unrealized appreciation
      (depreciation)                                                      3,007,389             8,125,678
                                                                        ------------          ------------
   Net increase in net assets from operations                             2,676,409             8,594,367
                                                                        ------------          ------------
Distributions to Shareholders
   From net investment income                                                (7,582)              (11,664)
   From net realized gains on investments                                  (170,781)                   --
                                                                        ------------          ------------
   Total distributions to shareholders                                     (178,363)              (11,664)
                                                                        ------------          ------------

Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                      22,007,889            18,625,615
   Net asset value of shares issued to shareholders
      in payment of distributions declared                                  164,809                 9,364
   Cost of shares redeemed                                               (1,216,182)           (1,353,032)
                                                                        ------------          ------------
   Net increase in net assets from Fund share
      transactions                                                       20,956,516            17,281,947
                                                                        ------------          ------------

   Net increase in net assets                                            23,454,562            25,864,650

Net Assets
   At beginning of period                                                32,760,517             6,895,867
                                                                        ------------          ------------

   At end of period (including distributions in
      excess of net investment income and
      undistributed net investment income of
      $92,222 and $7,577, respectively)                                 $56,215,079           $32,760,517
                                                                        ============          ============

   The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended              Year Ended
                                                                      March 31, 1998         September 30,
                                                                        (Unaudited)              1997
                                                                     ------------------     ----------------
  Increase (decrease) in Net Assets
From operations
   Net investment income                                                $    78,528           $    85,363
   Net realized gain (loss)                                                 188,170               (99,250)
   Change in unrealized appreciation
      (depreciation)                                                      3,607,004             2,866,460
                                                                        ------------          ------------
   Net increase in net assets from operations                             3,873,702             2,852,573
                                                                        ------------          ------------
Distributions to Shareholders
   From net investment income                                               (52,664)              (73,042)
                                                                        ------------          ------------
   Total distributions to shareholders                                      (52,664)              (73,042)
                                                                        ------------          ------------
Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                      13,987,520             7,241,231
   Net asset value of shares issued to shareholders
      in payment of distributions declared                                   45,574                61,187
   Cost of shares redeemed                                                 (941,141)             (105,951)
                                                                        ------------          ------------
   Net increase in net assets from Fund share
      transactions                                                       13,091,953             7,196,467
                                                                        ------------          ------------

   Net increase in net assets                                            16,912,991             9,975,998

Net Assets
   At beginning of period                                                12,818,940             2,842,942
                                                                        ------------          ------------

   At end of period (including undistributed net
      investment income of $50,273 and $24,409,
      respectively)                                                     $29,731,931           $12,818,940
                                                                        ============          ============

   The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                    Year
                                    Six Months      Ended     Nine Months
                                      Ended         Sept.         Ended               Year ended December 31,
                                  March 31, 1998     30,       Sept. 30,   -------------------------------------------
                                    (Unaudited)     1997          1996       1995       1994       1993    1992(1)(2)
                                   -------------  --------     ---------   --------   --------   --------  -----------
Net asset value - beginning of
   period                             $ 21.18     $  20.63      $  21.02    $ 19.55    $ 21.31    $ 20.32   $ 20.00
                                      --------     --------     ---------   --------   --------   --------  --------
Income from investment operations
   Net investment income *               0.48         0.97          0.74       0.94       0.94       0.92      0.13
   Net realized and unrealized
      gain (loss) on investments         0.21         0.55         (0.39)      1.47      (1.75)      1.13      0.32
                                      --------     --------     ---------   --------   --------   --------  --------
Total from investment operations         0.69         1.52          0.35       2.41      (0.81)      2.05      0.45
                                      --------     --------     ---------   --------   --------   --------  --------
Less distributions to shareholders
   From net investment income           (0.48)       (0.97)        (0.74)     (0.94)     (0.94)     (0.92)    (0.13)
   From net realized gains on
      investments                          --           --            --         --      (0.01)     (0.14)       --
                                      --------     --------     ---------   --------   --------   --------  --------
   Total distributions to
      shareholders                      (0.48)       (0.97)        (0.74)     (0.94)     (0.95)     (1.06)    (0.13)
                                      --------     --------     ---------   --------   --------   --------  --------
   Net asset value, end of period     $ 21.39      $ 21.18      $  20.63    $ 21.02    $ 19.55    $ 21.31   $ 20.32
                                      ========     ========     =========   ========   ========   ========  ========

Total return                             3.26%        7.55%         1.70%     12.64%     (3.84)%    10.24%    13.85%

Ratios (to average daily net assets)/Supplemental Data
   Expenses *                            0.65%+       0.65%         0.65%+     0.65%      0.65%      0.65%     0.65%+
   Net investment income *               4.46%+       4.67%         4.78%+     4.71%      4.67%      4.35%     4.05%+

   Portfolio Turnover                      15%(3)       25%(3)        35%(3)     77%        84%        94%       31%

   Net assets, end of period
      (000's omitted)                 $45,803      $38,401      $ 32,136    $32,565    $27,776    $29,627   $ 6,537

----------

* The investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

   Net investment income per share    $  0.47      $  0.95      $   0.72    $  0.95    $  0.91    $  0.86   $  0.11
   Ratios (to average net assets):
      Expenses                           0.74%+       0.75%         0.73%+     0.72%      0.78%      0.95%     1.37%+
      Net investment income              4.37%+       4.57%         4.70%+     4.64%      4.54%      4.05%     3.33%+

+     Computed on an annualized basis.

(1)   Audited by other auditors.

(2) For the period November 2, 1992 (commencement of operations) to December 31, 1992.

(3) Commencing in fiscal 1996, securities which are puttable daily have been excluded from the portfolio turnover calculation.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                         Six Months        Year        Nine Months
                                           Ended          Ended           Ended                  Year ended December 31,
                                       March 31, 1998   Sept. 30,       Sept. 30,    -----------------------------------------------
                                        (Unaudited)        1997            1996         1995        1994       1993     1992(1)(2)
                                       ---------------  ----------      ----------   ----------  ---------  ---------- -------------

Net asset value - beginning of period     $  21.78      $   21.12      $   21.40     $  19.91    $  21.44   $   20.42   $ 20.00
                                          ---------     ----------     ----------    ---------   ---------  ----------  --------

Income from investment operations
    Net investment income *                   0.48           1.01           0.79         0.98        0.95        0.93      0.14
    Net realized and unrealized gain
       (loss) on investments                  0.18           0.74          (0.28)        1.49       (1.51)       1.24      0.42
                                          ---------     ----------     ----------    ---------   ---------  ----------  --------
Total from investment operations              0.66           1.75           0.51         2.47       (0.56)       2.17      0.56
                                          ---------     ----------     ----------    ---------   ---------  ----------  --------

Less distributions to shareholders
    From net investment income               (0.48)         (1.01)         (0.79)       (0.98)      (0.95)      (0.93)    (0.14)
    From net realized gains on
       investments                           (0.06)         (0.08)            --           --       (0.02)      (0.22)       --
                                          ---------     ----------     ----------    ---------   ---------  ----------  --------
    Total distributions to shareholders      (0.54)         (1.09)         (0.79)       (0.98)      (0.97)      (1.15)    (0.14)
                                          ---------     ----------     ----------    ---------   ---------  ----------  --------
    Net asset value, end of period        $  21.90      $   21.78      $   21.12     $  21.40    $  19.91   $   21.44   $ 20.42
                                          =========     ==========     ==========    =========   =========  ==========  ========

Total return                                  3.05%          8.27%          2.43%       12.65%      (2.68)%     10.78%    17.02%

Ratios (to average daily net assets)/Supplemental Data
    Expenses *                                0.65%+         0.65%          0.65%+       0.65%       0.65%       0.65%     0.65%+
    Net investment income *                   4.39%+         4.74%          4.99%+       4.75%       4.62%       4.36%     4.16%+

    Portfolio Turnover                          18%(3)         23%(3)         43%(3)      140%        157%        126%       62%


    Net assets, end of period (000's
       omitted)                           $ 71,399      $  52,723      $  34,843     $ 32,865    $ 20,514   $  17,132   $ 5,577

----------
*   The investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

    Net investment income per share       $   0.47      $    0.99      $    0.76     $   0.95    $   0.90   $    0.85   $  0.12
    Ratios (to average net assets):
       Expenses                               0.69%+         0.74%          0.82%+       0.79%       0.89%       1.15%     1.47%+
       Net investment income                  4.35%+         4.65%          4.82%+       4.61%       4.38%       3.86%     3.34%+

+     Computed on an annualized basis.
(1)   Audited by other auditors.

(2) For the period November 2, 1992 (commencement of operations) to December 31, 1992.

(3) Commencing in fiscal 1996, securities which are puttable daily have been excluded from the portfolio turnover calculation.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                    For the Period
                                                            Six Months                              January 2, 1996
                                                              Ended                                (commencement of
                                                          March 31, 1998        Year Ended          operations) to
                                                           (Unaudited)      September 30, 1997    September 30, 1996
                                                         ----------------  --------------------  --------------------
Net asset value, beginning of period                         $ 32.61              $ 23.57             $ 20.00
                                                             --------             --------            --------
Income from investment operations
   Net investment income (loss) *                              (0.05)                0.02                0.04
   Net realized and unrealized gain on investments              1.01                 9.05                3.55
                                                             --------             --------            --------
Total from investment operations                                0.96                 9.07                3.59
                                                             --------             --------            --------
Less distributions to shareholders
   From net investment income                                  (0.01)               (0.03)              (0.02)
   From net realized gains on investments                      (0.14)                  --                  --
                                                             --------             --------            --------
   Total distributions to shareholders                         (0.15)               (0.03)              (0.02)
                                                             --------             --------            --------
   Net asset value, end of period                            $ 33.42              $ 32.61             $ 23.57
                                                             ========             ========            ========
Total return                                                    3.02%               38.50%              17.95%

Ratios (to average daily net assets)/Supplemental Data
   Expenses *                                                   0.75%+               0.21%                 --+
   Net investment income (loss) *                              (0.47)%+              0.08%               0.41%+
   Portfolio Turnover                                             59%                 102%                 57%
   Average broker commission per share (1)                   $0.0410              $0.0429             $0.1058
   Net assets, end of period (000's omitted)                 $56,215              $32,761             $ 6,896

----------

* The investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

   Net investment loss per share                             $ (0.08)             $ (0.16)            $ (0.28)
   Ratios (to average daily net assets):
      Expenses                                                  1.02%+               1.24%               3.45%+
      Net investment loss                                      (0.74)%+             (0.95)%             (3.04)%+

+     Computed on an annualized basis.

(1) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                      For the Period
                                                            Six Months                               January 2, 1996
                                                               Ended                                  (commencement
                                                          March 31, 1998         Year Ended         of operations) to
                                                            (Unaudited)     September 30, 1997(1)   September 30, 1996
                                                            -----------     ---------------------   ------------------
Net asset value, beginning of period                         $ 35.24              $ 23.60             $ 20.00
                                                             --------             --------            --------
Income from investment operations
   Net investment income *                                      0.13                 0.39                0.28
   Net realized and unrealized gain on investments              5.38                11.58                3.50
                                                             --------             --------            --------
Total from investment operations                                5.51                11.97                3.78
                                                             --------             --------            --------
Less distributions to shareholders
   From net investment income                                  (0.13)               (0.33)              (0.18)
                                                             --------             --------            --------
   Total distributions to shareholders                         (0.13)               (0.33)              (0.18)
                                                             --------             --------            --------
   Net asset value, end of period                            $ 40.62              $ 35.24             $ 23.60
                                                             ========             ========            ========
Total return                                                   15.69%               51.19%              18.97%

Ratios (to average daily net assets)/Supplemental Data
   Expenses *                                                   0.50%+               0.20%                 --+
   Net investment income *                                      0.86%+               1.31%               2.27%+
   Portfolio Turnover                                             13%                  25%                 17%
   Average broker commission per share (2)                   $0.0494              $0.0497             $0.0419
   Net assets, end of period (000's omitted)                 $29,732              $12,819             $ 2,843

----------
*  The investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

   Net investment income (loss) per share                    $  0.05              $  0.04             $ (0.36)
   Ratios (to average daily net assets):
      Expenses                                                  1.16%+               1.73%               5.15%+
      Net investment loss                                       0.20%+              (0.22)%             (2.88)%+


+     Computed on an annualized basis.
(1)   Calculated based on average shares outstanding.
(2) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par            Value
Security                                                  Rate           Maturity          Value         (Note 1A)
---------------------------------------------------------------------------------------------------------------------

BOND -- 98.0%

General Obligations -- 25.4%
Amesbury MA State Qualified                               5.30%          06/01/2003      $  750,000    $     774,375
Brockton MA State Qualified                               5.55%          12/15/2003         270,000          277,763
Brockton MA State Qualified                               5.65%          12/15/2004         300,000          310,500
Brockton MA State Qualified                               5.70%          06/15/2002         160,000          167,800
Brockton MA State Qualified                               6.13%          06/15/2018         250,000          263,438
Commonwealth of Massachusetts                             7.50%          06/01/2004         700,000          811,125
Commonwealth of Massachusetts                             5.40%          11/01/2006         600,000          638,250
Commonwealth of Massachusetts                             5.00%          11/01/2009       1,000,000        1,026,250
Lawrence MA State Qualified                               5.00%          09/15/2002         250,000          257,188
Lawrence MA State Qualified                               5.13%          09/15/2003       1,500,000        1,552,500
Mass St College Bldg Authority Project                    7.50%          05/01/2006         500,000          603,125
Mass St College Bldg Authority Project                    7.50%          05/01/2007         450,000          547,875
Massachusetts Bay Transportation Authority                6.25%          03/01/2004         475,000          521,906
Massachusetts Bay Transportation Authority                6.00%          03/01/2005         550,000          600,875
Massachusetts Special Obligation                          5.50%          06/01/2006         500,000          538,750
Massachusetts St Govt Ld Bk                               5.25%          02/01/2007       1,000,000        1,050,000
Peabody MA                                                5.00%          08/01/2008         500,000          520,625
University of Mass Building Authority State Guarantee     6.63%          05/01/2007       1,000,000        1,165,000
                                                                                                       --------------
Total General Obligations (Cost $11,163,159)                                                              11,627,345
                                                                                                       --------------

Government Backed -- 0.8%
Mass HEFA Melrose Wakefield Hospital                      6.35%          07/01/2006         310,000          351,075
                                                                                                       --------------
Total Government Backed (Cost $311,082)                                                                      351,075
                                                                                                       --------------

Housing Revenue -- 12.7%
Mass HFA Residential Development FNMA                     8.80%          08/01/2021         250,000          252,188
Mass HFA Residential Development FNMA                     6.88%          11/15/2011       1,000,000        1,081,250
Mass HFA Residential Development FNMA                     6.88%          11/15/2011       1,000,000        1,085,000
Mass HFA Residential Development FNMA                     7.60%          12/01/2014         490,000          520,013
Mass HFA Residential Development FNMA                     6.50%          12/01/2014         455,000          466,944
Massachusetts St Housing Finance Agency                   6.30%          10/01/2013         950,000        1,005,813
Massachusetts St Housing Finance Agency                   6.25%          11/15/2012       1,000,000        1,077,500
Massachusetts St Housing Finance Agency                   5.75%          12/01/2017         350,000          350,000
                                                                                                       --------------
Total Housing Revenue (Cost $5,789,659)                                                                    5,838,708
                                                                                                       --------------

Insured Bond -- 27.6%
Brockton MA MBIA                                          6.00%          04/01/2007       1,010,000        1,110,356
Chelsea MA AMBAC                                          7.00%          06/15/2003         265,000          297,794
Chelsea MA School District AMBAC                          6.00%          06/15/2004         750,000          816,563
Commonwealth of Massachusetts MBIA                        6.90%          10/01/2000         200,000          212,250
Holyoke MA FSA                                            6.00%          06/15/2006         600,000          658,500
Holyoke MA FSA                                            6.00%          06/15/2007         800,000          883,000
Holyoke MA FSA                                            5.25%          08/01/2008         485,000          506,219
Lynn MA MBIA                                              5.00%          06/01/2006         485,000          501,975
Mass HEFA Cath Health AMBAC                               5.00%          11/15/2007         300,000          309,000

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par            Value
Security                                                  Rate           Maturity          Value         (Note 1A)
---------------------------------------------------------------------------------------------------------------------


Insured Bond (continued)
Mass HEFA Hallmark Health FSA                             5.25%          07/01/2007      $1,000,000    $   1,047,500
Mass HEFA NE Medical FGIC                                 6.00%          07/01/2003         500,000          537,500
Mass HEFA Partners FSA                                    5.50%          07/01/2007         635,000          677,069
Mass IFA Suffolk Univ AMBAC                               5.50%          07/01/2008         500,000          538,125
Massachusetts Bay Transportation Authority FSA            5.25%          03/01/2012         500,000          511,250
Massachusetts Port Authority MBIA                         5.75%          07/01/2007         500,000          540,000
Nantucket MA MBIA                                         6.00%          07/15/2007         400,000          445,000
New Bedford MA AMBAC                                      6.00%          10/15/2005         575,000          636,094
Springfield MA AMBAC                                      6.25%          08/01/2006       1,000,000        1,126,250
Springfield MA AMBAC                                      5.65%          09/01/2007         700,000          763,000
Springfield MA FSA                                        5.60%          09/01/2005         475,000          512,406
                                                                                                       --------------
Total Insured Bond (Cost $12,280,807)                                                                     12,629,851
                                                                                                       --------------

Lease Revenue -- 2.3%
Puerto Rico Housing Bank Appropriation                    5.13%          12/01/2004         250,000          260,313
Puerto Rico Housing Bank Appropriation                    5.13%          12/01/2005         750,000          780,000
                                                                                                       --------------
Total Lease Revenue (Cost $984,626)                                                                        1,040,313
                                                                                                       --------------

LOC GIC -- 6.2%
Mass IFA Amesbury LOC: State Street                       5.35%          09/01/2000         410,000          421,788
Mass IFA Human Development LOC:  Shawmut                  6.25%          04/15/2009         765,000          778,388
Mass IFA Orchard Cove Project LOC:  Fleet National Bank   5.00%          05/01/2026         415,000          424,338
Northborough MA IFA LOC:  Bank of Boston                  5.75%          09/01/2002+      1,220,000        1,241,350
                                                                                                       --------------
Total LOC GIC (Cost $2,816,307)                                                                            2,865,864
                                                                                                       --------------

Revenue Bonds -- 23.0%
Mass Educational Loan Authority AMBAC                     5.25%          07/01/1999         390,000          395,850
Mass HEFA Central New England Health Systems              5.75%          08/01/2003         500,000          508,750
Mass HEFA Charlton Hospital                               7.10%          07/01/2001         300,000          326,625
Mass HEFA Charlton Hospital                               7.00%          07/01/2000         300,000          318,750
Mass HEFA Milford Hospital                                5.25%          07/15/2007         600,000          609,750
Mass HEFA Youville Hospital HFA Secured                   6.13%          02/15/2015         770,000          825,825
Mass IFA Berkshire Retirement Development                 5.13%          07/01/2018+        530,000          536,625
Mass IFA Brooks School                                    5.60%          07/01/2005         245,000          263,069
Mass IFA Brooks School                                    5.90%          07/01/2013         410,000          429,988
Mass IFA Clark University                                 6.45%          07/01/2001         300,000          321,375
Mass IFA Loomis Project                                   6.50%          07/01/2002         350,000          364,000
Mass IFA Radcliffe                                        4.75%          07/01/2007         400,000          411,000
Mass IFA Resource Recovery                                6.15%          07/01/2002       1,000,000        1,060,000
Mass IFA Tufts University#                                5.25%          02/15/2003         730,000          760,113
Mass Water Resource Authority                             7.25%          04/01/2001         200,000          216,750
Mass Water Resource Authority                             5.25%          03/01/2013         500,000          508,750
Massachusetts Port Authority                              5.75%          07/01/2012         700,000          762,125
Massachusetts Water Pollution Trust                       5.25%          02/01/2008         500,000          531,250
New England Loan Marketing MA Student Loan                5.80%          03/01/2002       1,005,000        1,057,763
Virgin Islands Public Finance Authority                   7.70%          10/01/2004         300,000          321,000

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                                 (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Revenue Bonds (continued)
                                                                                                       --------------
Total Revenue Bonds (Cost $10,230,650)                                                                    10,529,358
                                                                                                       --------------

Total Bond (Cost $43,576,290)                                                                             44,882,514
                                                                                                       --------------

SHORT-TERM INVESTMENTS -- 4.8%

REPURCHASE AGREEMENTS -- 4.8%
Prudential Securities Inc. Repurchase Agreement, dated
3/31/98, due 4/1/98, with a maturity value of
$2,199,416 and an effective yield of 5.42%,
collateralized by a U.S. Government Agency Obligation
with a rate of 7.878%, with a maturity date of 3/1/27
and with a market value of $2,243,072.                                                    2,199,085        2,199,085
                                                                                                       --------------

Total Repurchase Agreements (Cost $2,199,085)                                                              2,199,085
                                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,199,085)                                                             2,199,085
                                                                                                       --------------

TOTAL INVESTMENTS-- 102.8% (COST $45,775,375)                                                          $  47,081,599

Other Assets, Less Liabilities-- (2.8)%                                                                   (1,278,390)
                                                                                                       --------------

NET ASSETS-- 100%                                                                                      $  45,803,209
                                                                                                       ==============

Notes to the Schedule of Investments:

AMBAC - American Municipal Bond Assurance Corp.   IBEW - International Brotherhood of Electrical Workers
FSA - Financial Security Association              IFA - Industrial Finance Authority
HEFA - Health & Educational Facilities Authority  LOC - Letter of Credit
HFA - Housing Finance Authority                   MBIA - Municipal Bond Insurance Association
FNMA - Federal National Mortgage Association

+     Date shown reflects actual maturity date. Security puttable on a daily basis.
#     Delayed delivery contract. (Note 8)

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par            Value
Security                                                  Rate           Maturity          Value         (Note 1A)
---------------------------------------------------------------------------------------------------------------------

BOND -- 98.8%

Forward -- 5.0%
Alabama St Docks MBIA#                                    5.50%          10/01/2004      $1,000,000    $   1,052,500
Austin TX Utilities Systems#                              5.75%          11/15/2003       1,000,000        1,061,250
California Housing Authority#                             5.05%          02/01/2017         500,000          503,125
Kansas State Turnpike Authority AMBAC#                    5.50%          09/01/2006         500,000          531,250
Pensacola FL Airport MBIA#                                6.25%          10/01/2008         380,000          408,025
                                                                                                       --------------
Total Forward (Cost $3,475,130)                                                                            3,556,150
                                                                                                       --------------

General Obligations -- 11.5%
California State                                          6.60%          02/01/2009       1,000,000        1,171,249
California State                                          5.25%          06/01/2012         500,000          513,125
Commonwealth of Massachusetts                             7.50%          06/01/2004         500,000          579,375
Commonwealth of Massachusetts                             6.00%          11/01/2008         500,000          561,250
Detroit MI                                                6.00%          04/01/2000         315,000          324,450
District of Columbia                                      5.80%          06/01/2004         500,000          525,625
Honolulu HI                                               5.40%          09/27/2007         500,000          528,750
Lawrence MA State Qualified                               5.38%          09/15/2005         500,000          520,625
Lowell MA State Qualified                                 7.20%          02/15/2000         500,000          526,875
Pennsylvania State                                        5.00%          05/01/1998       1,000,000        1,001,030
Seattle WA                                                5.00%          03/01/2002       1,285,000        1,323,549
Tuloso-Midway TX Independent School District              5.75%          08/15/2006         580,000          632,200
                                                                                                       --------------
Total General Obligations (Cost $7,962,663)                                                                8,208,103
                                                                                                       --------------

Government Backed -- 3.5%
Cincinnati OH Public Schools                              6.15%          06/15/2002         600,000          642,000
Mashantucket CT Western Pequot                            6.50%          09/01/2005         995,000        1,133,055
Mashuntucket CT Western Pequot                            6.25%          09/01/2003         140,000          153,825
Texas State Turnpike                                      12.63%         07/01/2002         400,000          534,500
                                                                                                       --------------
Total Government Backed (Cost $2,359,671)                                                                  2,463,380
                                                                                                       --------------

Housing Revenue -- 12.2%
California Housing Authority MBIA                         5.65%          08/01/2025         355,000          361,213
Colorado HFA Multi Family Insured Mortgage                7.90%          10/01/2000         225,000          241,031
Colorado Housing Finance Agency                           7.45%          11/01/2027         400,000          452,000
Delta CA Home Mortgage Finance                            5.50%          06/01/2024+      1,350,000        1,463,062
Florida Housing Finance Agency                            0.00%          07/15/2016         780,000          101,400
Hawaii Housing Finance and Development Corp.              7.00%          07/01/2031         810,000          872,775
Houston TX Housing Finance Corp.                          8.00%          06/01/2014         500,000          548,750
Mass HFA Residential Development FNMA                     6.88%          11/15/2011         400,000          434,000
Mass HFA Residential Development FNMA                     7.60%          12/01/2014         395,000          419,194
Michigan Housing Dev Authority AMBAC                      6.40%          04/01/2005         250,000          270,625
Michigan Housing Development Authority                    0.00%          04/01/2015         350,000           48,706
New Hampshire Housing Finance Agency                      6.60%          01/01/2000         400,000          414,000
New Mexico Mortgage Finance Authority                     5.75%          07/01/2014         435,000          442,613
North Carolina Housing Finance Agency                     7.60%          03/01/2021         880,000          941,600

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par            Value
Security                                                  Rate           Maturity          Value         (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Housing Revenue (continued)
Pennsylvania Housing Finance Agency                       5.35%          10/01/2008      $  410,000    $     425,888
Rhode Island Housing & Mortgage                           4.95%          10/01/2016         485,000          491,669
Texas Dept Housing & Community                            6.95%          07/01/2023         530,000          574,388
Texas Dept Housing & Community                            0.00%          03/01/2015         265,000           85,463
Virginia Housing Development Authority                    0.00%          11/01/2017         575,000          103,793
                                                                                                       --------------
Total Housing Revenue (Cost $8,623,191)                                                                    8,692,170
                                                                                                       --------------

Industrial Development -- 5.2%
Alaska  Industrial Development and Export Authority       6.20%          04/01/2003         150,000          161,813
Alaska  Industrial Development and Export Authority       5.25%          04/01/1998         215,000          215,000
Alaska  Industrial Development and Export Authority       5.50%          04/01/2001         500,000          517,500
Dayton OH Special Facilities Emery                        6.05%          10/01/2009         500,000          540,000
Eddyville IA Pollution Control Revenue Cargill            5.40%          10/01/2006         500,000          535,000
Henville TN Kroger                                        5.95%          12/15/2008         445,000          471,700
Mashantucket CT Western Pequot                            6.25%          09/01/2003         160,000          172,800
Murray KY Industrial Development Kroger                   7.25%          09/01/2012         350,000          393,313
OH Development Commission ABS Industries                  5.45%          06/01/1999         100,000          101,375
Stanislaus CA Ogden                                       7.63%          01/01/2010         385,000          410,025
Weld County CO Industrial Development Conagra             6.75%          12/15/2001         200,000          215,000
                                                                                                       --------------
Total Industrial Development (Cost $3,569,629)                                                             3,733,526
                                                                                                       --------------

Insured Bond -- 25.7%
Bakersfield CA Convention Center MBIA                     5.40%          04/01/2008       1,000,000        1,066,249
Benton County WA School District AMBAC                    6.70%          12/01/2006         580,000          671,350
Bloomington MN Port Authority FSA                         5.30%          02/01/2007         375,000          376,406
California Health Authority Summit Medical Center FSA     5.50%          05/01/2005         615,000          654,975
Chicago IL Board of Education AMBAC                       6.75%          12/01/2009         465,000          548,119
Chicago IL O'Hare Airport MBIA                            6.75%          01/01/2006         500,000          570,625
Contra Costa CA Merrithew Hospital MBIA                   6.00%          11/01/2006         750,000          834,375
Denver CO Airport MBIA                                    7.50%          11/15/2006         500,000          586,875
District of Columbia FSA                                  5.30%          06/01/2004         500,000          524,375
District of Columbia Medlantic Hospital MBIA              7.00%          08/15/2005         500,000          555,625
Florence SC MBIA                                          5.00%          11/01/2006       1,065,000        1,100,943
Grand Prairie TX Health AMBAC                             6.00%          11/01/1999         565,000          577,713
Greater Detroit MI Resource Recovery AMBAC                6.25%          12/13/2007         400,000          452,500
Hot Springs AK Sales & Use Tax FSA                        4.95%          12/01/2008         220,000          223,025
Jefferson County OH Asset Guaranty                        6.63%          12/01/2005         315,000          338,231
Lubbock TX Health Methodist Hospital AMBAC                5.40%          12/01/2005       1,000,000        1,060,000
New York Dormitory Authority AMBAC                        4.40%          08/01/2013         500,000          501,875
New York Dormitory Authority Asset Guaranty               5.25%          07/01/2005       1,000,000        1,033,750
Oklahoma IDA Baptist Med Center AMBAC                     7.00%          08/15/2006         500,000          584,375
Orange County CA Recovery MBIA                            5.80%          07/01/2016         400,000          428,000
Palm Beach County FL Solid Waste AMBAC                    6.00%          10/01/2009         500,000          558,750
Rancho Mirage CA MBIA                                     5.25%          07/01/2010         750,000          780,938
South Dakota HEFA Mckennan Hosp MBIA                      6.00%          07/01/2007         500,000          553,750
Tampa FL Health MBIA                                      5.50%          11/15/2012       1,000,000        1,055,000
Teton County WY St John Hospital                          5.00%          12/01/2004         535,000          543,694
Tucson AZ COP Asset Guaranty                              6.00%          07/01/2004         500,000          539,375

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par            Value
Security                                                  Rate           Maturity          Value         (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Insured Bond (continued)
Walnut Valley CA School District MBIA                     6.75%          08/01/2006      $  500,000    $     584,375
Warren KY Bowling Green Hospital FSA                      5.00%          04/01/2008       1,000,000        1,030,000
                                                                                                       --------------
Total Insured Bond (Cost $17,599,021)                                                                     18,335,268
                                                                                                       --------------

Lease Revenue -- 10.0%
Battery Park NY Authority Junior Lien                     5.20%          11/01/2023         410,000          413,075
Los Angeles CA Building Authority                         5.60%          05/01/2004         500,000          533,125
New York Dormitory Authority                              6.00%          07/01/2006         500,000          543,125
New York Dormitory Authority                              5.50%          02/15/2005       1,000,000        1,046,250
New York State Urban Development Corp.                    5.00%          01/01/2005       1,155,000        1,176,655
New York Urban Development Corp.                          6.25%          04/01/2002         500,000          533,125
New York Urban Development Corp.                          6.00%          01/01/2004         750,000          803,438
NY Metropolitan Transportation Authority                  5.75%          07/01/2015         500,000          514,375
Ohio State Building Authority                             5.13%          10/01/2007       1,000,000        1,050,000
San Bernadino CA COP                                      5.25%          08/01/2004         500,000          516,250
                                                                                                       --------------
Total Lease Revenue (Cost $6,987,558)                                                                      7,129,418
                                                                                                       --------------

LOC GIC -- 2.0%
Emporia VA IDB LOC:  Bank of Boston                       5.80%          04/01/2004+         50,000           50,116
Michigan Housing Authority LOC:  Sumitomo Bank            5.50%          06/01/2018         480,000          483,000
New York Dormitory Authority LOC:  Fleet Bank             5.50%          07/01/2003         500,000          525,625
Northborough MA IFA LOC:  Bank of Boston                  5.75%          09/01/2002+        380,000          386,650
                                                                                                       --------------
Total LOC GIC (Cost $1,419,060)                                                                            1,445,391
                                                                                                       --------------

Revenue Bonds -- 19.4%
Camden NJ Cooper Hospitals                                5.60%          02/15/2007         600,000          628,500
Denison TX Hospital Authority Tesoma Med Center           5.90%          08/15/2007         500,000          531,250
District of Columbia Medlantic Hospital                   7.00%          08/15/2005         500,000          544,375
Florida State Mid-Bay Bridge Authority                    4.00%          10/01/2001       1,000,000        1,005,000
Foothills CA Transportation Agency                        0.00%          01/01/2007         500,000          362,500
Illinois EFA Northwestern University                      5.05%          11/01/2032+        500,000          513,125
Mass IFA Berkshire Retirement Development                 5.13%          07/01/2018+        500,000          506,250
Mass IFA Loomis Project                                   6.50%          07/01/2002         250,000          260,000
Mass IFA Resource Recovery                                6.15%          07/01/2002         700,000          742,000
Met Govt Nashville & Davidson TN Vanderbilt               6.00%          05/01/2008         610,000          679,388
Michigan Hospital Authority Sinai Hospital                5.75%          01/01/2003         450,000          471,375
Montana Student Assistance Corp                           5.95%          12/01/2012         305,000          314,150
New Hampshire HEFA Monadnock Hospital                     5.25%          10/01/2007         550,000          552,750
New York Med Center Long Island FHA                       6.40%          08/15/2014         475,000          521,906
New York Med Center Mt. Sinai FHA                         5.95%          08/15/2009         175,000          185,063
New York Med Center St. Luke's FHA                        5.60%          08/15/2013         460,000          480,700
New York Med Center St. Vincent FHA                       6.13%          02/15/2014         445,000          477,819
NH Education Authority Brewster Acadamy                   5.40%          06/01/2001         405,000          416,138
NH HEFA Nashua Hospital                                   6.25%          10/01/2008         750,000          805,313
Philadelphia PA HEFA Jefferson Health                     5.50%          05/15/2006       1,000,000        1,068,749
Scranton PA Allied Rehabilitation                         7.12%          07/15/2005         500,000          549,375

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            Par            Value
Security                                                  Rate           Maturity          Value         (Note 1A)
---------------------------------------------------------------------------------------------------------------------

Revenue Bonds (continued)
Tyler TX Health Facilities Development Corp.              5.25%          07/01/2001      $  835,000    $     851,700
Utah Student Loan AMBAC                                   7.45%          11/01/2008         500,000          536,250
Volusia FL HEFA -  Embry Riddle University                5.50%          10/15/2004         360,000          374,850
WA Public Power Supply Project                            5.30%          07/01/2002         500,000          517,500
                                                                                                       --------------
Total Revenue Bonds (Cost $13,334,174)                                                                    13,896,026
                                                                                                       --------------

Special Revenues -- 4.3%
Castle Rock CO Import Authority                           5.75%          12/01/2001         500,000          521,250
District of Columbia Redevelopment Agency                 5.63%          11/01/2010         470,000          482,338
Long Beach CA Aquarium                                    5.75%          07/01/2005         200,000          211,500
Los Angeles CA Community Redevelopment                    5.00%          11/15/2000         500,000          508,750
Los Angeles CA Community Redevelopment                    4.60%          11/15/2003         500,000          500,445
Met Peioria IL                                            6.25%          07/01/2017         300,000          322,500
Orange County CA Transportation Sales Tax                 6.00%          02/15/2007         500,000          556,875
                                                                                                       --------------
Total Special Revenues (Cost $2,962,918)                                                                   3,103,658
                                                                                                       --------------

Total Bond (Cost $68,293,015)                                                                             70,563,090
                                                                                                       --------------

SHORT-TERM INVESTMENTS -- 5.2%

SHORT TERM BONDS -- 4.8%
Illinois St Sales Tax                                     4.90%          06/15/1998       1,400,000        1,403,318
Lone Star Airport Improvement Authority TX                3.45%          12/01/2014+        230,000          230,000
Los Angeles International Airport                         3.75%          12/01/2025+        600,000          600,000
Los Angeles County CA                                     4.50%          06/30/1998       1,000,000        1,001,700
Orange County CA Water Dist                               3.60%          08/15/2015+        100,000          100,000
SC Jobs Economic Development Authority                    3.75%          07/01/2022+        100,000          100,000
                                                                                                       --------------

Total Short Term Bonds (Cost $3,434,581)                                                                   3,435,018
                                                                                                       --------------

REPURCHASE AGREEMENTS -- 0.4%
Prudential Securities Inc. Repurchase Agreement, dated 3/31/98, due 4/1/98, with a maturity value of $289,946 and an effective yield 5.42%, collateralized by a
U.S. Government Agency Obligation with a rate of 7.878%, with a maturity date of
3/1/27 and with a market value
of $295,701.                                                                                289,902          289,902
                                                                                                       --------------

Total Repurchase Agreements (Cost $289,902)                                                                  289,902
                                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,724,483)                                                             3,724,920
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                                 (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 104.0% (COST $72,017,498)                                                         $  74,288,010

Other Assets, Less Liabilities -- (4.0)%                                                                  (2,889,236)
                                                                                                       --------------

NET ASSETS-- 100%                                                                                      $  71,398,774
                                                                                                       ==============

Notes to the Schedule of Investments:

AMBAC - American Municipal Bond Assurance Corp.           HFA - Housing Finance Authority
COP - Certification of Participation                      IDA - Industrial Development Authority
FGIC - Financial Guaranty Insurance Co.                   IDB - Industrial Development Bond
FHA - Federal Housing Authority                           IFA - Industrial Finance Authority
FSA - Financial Security Association                      LOC - Letter of Credit
HEFA - Health & Educational Facilities Authority          MBIA - Municipal Bond Insurance Association
FNMA - Federal National Mortgage Association              GIC - Guarenteed Investment Contact

#     Delayed delivery contract. (Note 8)
+ Date shown reflects actual maturity date. Security puttable on a daily basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

EQUITIES -- 96.2%

Capital Goods -- 6.9%
Aviation Sales Co.*                                                                     17,600         $     721,599
Eagle USA Airfreight, Inc.*                                                             15,100               407,700
Flextronics International Ltd.*                                                         11,500               496,656
Hagler Bailly*                                                                          15,900               397,500
Kellstrom Industries, Inc.*                                                             27,000               680,063
Service Experts, Inc.*                                                                  17,600               553,300
Triumph Group, Inc.*                                                                    13,500               599,063
                                                                                                       --------------
                                                                                                           3,855,881
                                                                                                       --------------

Consumer Stable -- 3.9%
Barnett, Inc.*                                                                          30,600               657,900
Beringer Wine Estates*                                                                  13,900               717,587
Robert Mondavi Corp.,  Class A*                                                          6,500               268,125
Suiza Foods Corp.*                                                                       4,700               289,050
Wilmar Industries, Inc.*                                                                11,300               281,088
                                                                                                       --------------
                                                                                                           2,213,750
                                                                                                       --------------

Early Cyclical -- 3.4%
Aftermarket Technology, Inc.*                                                           27,300               604,013
Atlantic Coast Airlines, Inc.*                                                           7,800               374,400
Excelsior-Henderson Motorcycle*                                                         70,200               544,050
Midwest Express Holdings                                                                 7,450               365,050
                                                                                                       --------------
                                                                                                           1,887,513
                                                                                                       --------------

Energy -- 4.5%
Cal Dive International, Inc.*                                                           18,200               600,600
Friede Goldman Intl, Inc.                                                               26,000               750,749
Newpark Resources, Inc.                                                                 34,000               620,500
Veritas DGC, Inc.*                                                                      11,500               581,469
                                                                                                       --------------
                                                                                                           2,553,318
                                                                                                       --------------

Financial -- 4.6%
Bay View Capital Corp.                                                                   7,300               253,675
CCC Information Services Group*                                                         18,100               497,750
First Republic Bank*                                                                     9,900               356,400
First Sierra Financial, Inc.*                                                            7,000               182,000
Greater Bay Bancorp                                                                      9,200               570,400
Texas Regional Bancshares, Class A                                                       7,700               258,431
West Coast Bancorp                                                                      17,300               438,988
                                                                                                       --------------
                                                                                                           2,557,644
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Growth Cyclical -- 9.0%
American Coin Merchandising*                                                            16,500         $     330,000
Ashworth, Inc.*                                                                         30,300               518,888
Central Garden & Pet Co.*                                                               15,900               621,094
Coach USA, Inc.*                                                                        21,400               930,899
Gadzooks, Inc.*                                                                         28,200               630,975
PC Connection, Inc.*                                                                    20,100               427,125
Stein Mart, Inc.*                                                                       14,300               509,438
Steiner Leisure Ltd.                                                                    12,750               647,859
Vans, Inc.*                                                                             43,100               457,938
                                                                                                       --------------
                                                                                                           5,074,216
                                                                                                       --------------

Health Care -- 21.0%
Affymetrix, Inc.*                                                                       14,500               504,781
AXYS Pharmaceuticals, Inc.*                                                             36,000               315,000
Chirex, Inc.*                                                                           36,900               698,794
CN Bioscience, Inc.*                                                                    20,500               533,000
Coulter Pharmaceutical, Inc.*                                                           23,300               637,838
Daou Systems, Inc.*                                                                     27,100               530,144
Geron Corp.*                                                                            38,600               477,675
Guilford Pharmaceuticals, Inc.*                                                         20,000               440,000
Ilex Oncology, Inc.*                                                                    54,600               552,825
Impath, Inc.*                                                                           19,000               726,749
Inhale Therapeutic Systems*                                                             10,700               290,238
Leukosite, Inc.*                                                                        23,500               217,375
Ligand Pharmaceuticals, Class B*                                                        28,500               454,219
Medimmune, Inc.*                                                                         6,400               352,800
Medquist, Inc.                                                                          16,250               598,203
National Surgery Centers, Inc.                                                          22,450               573,878
Novoste Corp.*                                                                          20,600               534,313
Pharmaceutical Product Development*                                                     38,200               892,924
Province Healthcare Co.*                                                                 7,400               194,250
Quadramed Corp.*                                                                        10,900               363,788
Sepracor, Inc.*                                                                         15,300               652,163
Specialty Care Network, Inc.*                                                           21,000               255,938
Transition Systems, Inc.*                                                               30,200               615,325
Vical, Inc.*                                                                            25,100               395,325
                                                                                                       --------------
                                                                                                          11,807,545
                                                                                                       --------------

Other -- 0.9%
S&P 400 Mid-Cap Depository Receipt                                                       7,300               520,467
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Services -- 22.0%
Abacus Direct Corp.*                                                                     6,600         $     344,850
Analysts International Corp.                                                            10,500               307,125
Central Parking Corp.                                                                   10,275               490,631
Computer Horizons Corp.                                                                  5,600               281,400
Computer Task Group, Inc.                                                                6,500               267,719
Devry, Inc.*                                                                             9,000               307,688
Emmis Broadcasting Corp., Class A*                                                      12,200               643,550
F.Y.I., Inc.*                                                                           25,100               687,113
Gray Communications Systems, Class B                                                    18,100               524,900
Harbinger Corp.                                                                         11,000               415,250
Heftel Broadcasting Corp.                                                               11,000               492,250
Inspire Insurance Solutions*                                                            17,500               581,875
Intelligroup, Inc.*                                                                     29,500               477,531
Intl Telecomm Data Systems                                                              24,450               638,756
Metzler Group, Inc.*                                                                     5,300               263,675
On Assignment, Inc.                                                                     24,000               710,999
Pegasus Systems, Inc.*                                                                  10,900               280,675
Personnel Group of America, Inc.                                                        22,800               518,700
Remedy Temp, Inc.*                                                                      11,700               378,788
Renaissance Worldwide, Inc.                                                              9,800               268,888
Rental Service Corp.*                                                                   29,200               678,900
Scandinavian Broadcast Systems Corp.*                                                   63,600             2,098,799
Startec Global Communication*                                                           10,600               265,000
Telegroup, Inc.*                                                                        21,800               441,450
                                                                                                       --------------
                                                                                                          12,366,512
                                                                                                       --------------

Technology -- 20.0%
Applied Micro Circuits Corp.*                                                           11,100               249,750
Aspen Technologies, Inc.*                                                               13,100               540,375
ATMI, Inc.*                                                                             26,800               810,699
Benchmarq Microelectronics*                                                             23,100               398,475
Best Software, Inc.*                                                                    24,300               367,538
Datastream Systems, Inc.                                                                16,600               367,275
Deltek Systems, Inc.*                                                                   24,700               438,425
Excite, Inc.*                                                                            4,900               249,594
Hyperion Software Corp.*                                                                11,300               500,025
Infinium Software, Inc.*                                                                47,500               947,030
Infoseek Corp.*                                                                         14,500               261,906
Level One Communications, Inc.                                                          15,225               357,788
Lycos, Inc.*                                                                            10,700               473,475
Micrel, Inc.                                                                            12,800               485,600
N2K, Inc.*                                                                               2,800                83,650
National Computer System, Inc.                                                          17,600               396,000

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Technology (continued)
Parlex Corp.                                                                            30,400         $     539,600
PCD, Inc.*                                                                              20,000               450,000
Photronics, Inc.                                                                        24,400               683,200
Radiant Systems, Inc.*                                                                  17,800               440,550
Sawtek, Inc.*                                                                           14,500               367,938
SBS Technologies, Inc.*                                                                 19,400               557,750
Semtech Corp.                                                                           23,800               606,900
Walsh International, Inc.*                                                              41,800               647,900
                                                                                                       --------------
                                                                                                          11,221,443
                                                                                                       --------------

TOTAL EQUITIES (COST $42,566,206)                                                                         54,058,289
                                                                                                       --------------

TOTAL INVESTMENTS-- 96.2% (COST $42,566,206)                                                           $  54,058,289

Other Assets, Less Liabilities-- 3.8%                                                                      2,156,790
                                                                                                       ==============

NET ASSETS-- 100%                                                                                      $  56,215,079
                                                                                                       ==============

Notes to the Schedule of Investments:

*     Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

EQUITIES -- 99.5%

Basic Industry -- 0.5%
Praxair, Inc.                                                                            2,900         $     149,169
                                                                                                       --------------

Capital Goods -- 13.8%
Crane Company                                                                           17,625               934,124
Deere & Co.                                                                             14,300               885,705
Dover Corp.                                                                              7,000               266,000
Kaydon Corp.                                                                            22,000               899,249
Textron, Inc.                                                                            2,800               215,600
United Technologies Corp.                                                                9,900               913,893
                                                                                                       --------------
                                                                                                           4,114,571
                                                                                                       --------------

Consumer Stable -- 14.4%
Kroger Co.                                                                              18,000               831,375
Lancaster Colony Corp.                                                                  20,850               884,821
Owens Illinois*                                                                         19,000               821,750
Richfood Holdings, Inc.                                                                 28,100               899,199
Universal Foods Corp.                                                                   17,000               833,000
                                                                                                       --------------
                                                                                                           4,270,145
                                                                                                       --------------

Early Cyclical -- 2.5%
Leggett & Platt, Inc.                                                                    4,500               231,469
Oakwood Homes Corp.                                                                     13,800               505,425
                                                                                                       --------------
                                                                                                             736,894
                                                                                                       --------------

Energy -- 7.0%
British Petroleum Co. PLC ADR                                                            8,525               733,683
Mobil Corp.                                                                              8,300               635,988
Texaco, Inc.                                                                            11,800               710,950
                                                                                                       --------------
                                                                                                           2,080,621
                                                                                                       --------------

Financial -- 23.5%
Ace Limited                                                                              8,400               316,575
Allied Group                                                                            24,250               782,063
AMBAC, Inc.                                                                              9,300               543,469
BankAmerica Corp.                                                                        7,200               594,900
BankBoston Corp.                                                                         1,200               132,300
Chase Manhattan Corp.                                                                    2,500               337,188
Citicorp                                                                                 4,000               568,000
Conseco, Inc.                                                                           14,870               842,014
Delphi Financial Group, Inc.                                                            16,500               878,625
Morgan Stanley Dean Witter                                                               5,800               422,675
Northern Trust                                                                           1,400               104,650
Old Republic International Corp.                                                        15,500               686,844
Reliastar Financial Corp.                                                               16,500               760,031
                                                                                                       --------------
                                                                                                           6,969,334
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Growth Cyclical -- 10.9%
Carnival Corp.                                                                           5,500         $     383,625
Claire's Stores, Inc.                                                                   15,000               344,063
Costco Companies, Inc.*                                                                  4,000               214,000
G Tech Holdings Corp.*                                                                  23,500               913,562
General Nutrition Companies*                                                             4,700               186,825
Jones Apparel Group, Inc.*                                                               6,200               341,388
Pier 1 Imports, Inc.                                                                    10,425               282,778
Ross Stores, Inc.                                                                        6,500               286,813
Tommy Hilfiger Corp.*                                                                    4,900               294,306
                                                                                                       --------------
                                                                                                           3,247,360
                                                                                                       --------------

Health Care -- 5.3%
Bristol-Myers Squibb Co.                                                                 3,300               344,231
Schering-Plough Corp.                                                                    4,800               392,100
Sofamor Danek Group, Inc.*                                                               3,000               255,750
Steris Corp.*                                                                            3,000               162,000
Watson Pharmaceutical, Inc.                                                             12,000               432,000
                                                                                                       --------------
                                                                                                           1,586,081
                                                                                                       --------------

Real Estate -- 2.8%
Equity Office Properties, REIT                                                           4,875               149,297
General Growth Properties, REIT                                                          4,600               169,625
Patriot Amer Hospitality, Inc., REIT                                                     5,399               145,773
Prentiss Properties Trust, REIT                                                          5,400               141,075
Starwood Lodging Trust, REIT                                                             4,100               219,094
                                                                                                       --------------
                                                                                                             824,864
                                                                                                       --------------

Services -- 5.0%
Ceridian Corp.*                                                                          5,300               285,869
Shared Medical Systems                                                                   4,100               321,338
Xerox Corp.                                                                              8,300               883,431
                                                                                                       --------------
                                                                                                           1,490,638
                                                                                                       --------------

Technology -- 13.8%
American Power Conversion Corp.*                                                        30,000               860,625
Belden, Inc.                                                                            20,150               843,781
Compaq Computer                                                                         10,500               271,688
Computer Associates International, Inc.                                                 12,450               718,988
Harris Corp., Inc.                                                                      13,900               724,538
Intel Corp.                                                                              3,000               234,188
Sun Microsystems, Inc.*                                                                 10,700               446,390
                                                                                                       --------------
                                                                                                           4,100,198
                                                                                                       --------------

TOTAL EQUITIES (COST $22,783,137)                                                                         29,569,875
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
                                                                                                         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.5% (COST $22,783,137)                                                          $  29,569,875

Other Assets, Less Liabilities -- 0.6%                                                                       162,056
                                                                                                       --------------

NET ASSETS -- 100%                                                                                     $  29,731,931
                                                                                                       ==============

Notes to the Schedule of Investments:

*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Massachusetts Intermediate Tax Exempt Bond Fund (Massachusetts Intermediate Tax Exempt Bond Fund) is a separate non-diversified investment series of the Trust. Standish Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund), Standish Small Cap Tax-Sensitive Equity Fund (Small Cap Tax-Sensitive Equity Fund) and Standish Tax-Sensitive Equity Fund (Tax Sensitive Equity Fund) are separate diversified investment series of the Trust (together with the Massachusetts Intermediate Tax Exempt Bond Fund, individually a "Fund" and collectively, the "Funds").

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable fixed income obligations, if any, for which price quotations are readily available are normally valued at the last sales prices on the exchange or market on which they are primarily traded, or if not listed or no sale, at the last quoted bid prices. Equity securities for which quotations are readily available are valued at the last sale price or if no sale, at the closing bid prices in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Funds are valued at amortized cost. If a Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B.    Repurchase Agreements

      It is the policy of each Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by each Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C.    Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

      D.    Federal taxes

      As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes all of its taxable income for its fiscal year. Dividends paid by the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund (collectively the "Bond Funds") from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes because the Bond Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Bond Funds to pay exempt-interest dividends. At March 31, 1998, the following Funds, for federal income tax purposes, had capital loss carryovers as follows:

                     Standish, Ayer & Wood Investment Trust

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                            Expiration Date September 30,
                                                    ----------------------------------------------
                                                       2002             2003             2004            Total
                                                    ------------     ------------    -------------   -------------
           Massachusetts Intermediate Tax
           Exempt Bond Fund                            $227,004         $178,890         ----            $405,894

           Tax-Sensitive Equity Fund                   ----             ----             $117,114        $117,114

      Such carryovers will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax.

      E.    Deferred organization expense

      Costs associated with the Funds' organization and initial registration were amortized, on a straight-line basis, through October, 1997 for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund and through December, 2000 for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund.

(2)   Distributions to Shareholders:

      Distributions on shares of the Bond Funds are declared daily from net investment income and distributed monthly. Dividends from net investment income, if any, will be distributed at least annually for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. Distributions on capital gains, if any, will be distributed annually by all of the Funds. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital.

(3)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, is paid at the following annual rates of each Fund's average daily net assets: 0.40% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, 0.60% for the Small Cap Tax-Sensitive Equity Fund and 0.50% for the Tax-Sensitive Equity Fund. For the six months ended March 31, 1998, SA&W voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to the following percentages of average daily net assets: 0.65% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund; 0.75% for the Small Cap Tax-Sensitive Equity Fund; and 0.50% for the Tax-Sensitive Equity Fund. For the six months ended March 31, 1998, SA&W voluntarily waived $19,847, $12,331, $53,920 and $45,277 of its advisory fee to the Massachusetts Tax Exempt Bond Fund, Intermediate Tax Exempt Bond Fund, Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund, respectively, and reimbursed operating expenses of $15,452 for the Tax-Sensitive Equity Fund which is reflected as a reduction of expenses in the Tax Sensitive Equity Fund's Statement of Operations. These agreements are voluntary and temporary and may be discontinued or revised by SA&W at any time. The Funds pay no compensation directly to the Trust's Trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Funds from SA&W. Certain of the Trustees and officers of the Trust are directors or officers of SA&W.

                     Standish, Ayer & Wood Investment Trust

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)   Purchases and Sales of Investments:

      Cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                Six Months Ended                    Year Ended
                                                                 March 31, 1998                 September 30, 1997
                                                         -------------------------------- -------------------------------
                                                            Purchases         Sales          Purchases         Sales
                                                         ---------------- ---------------  --------------- ---------------
         Massachusetts Intermediate Tax Exempt Bond Fund     $16,343,316     $10,580,711      $14,344,251      $8,536,805
                                                         ================ ===============  =============== ===============
         Intermediate Tax Exempt Bond Fund                   $45,773,492     $26,653,466      $44,667,863     $24,936,103
                                                         ================ ===============  =============== ===============
         Small Cap Tax-Sensitive Equity Fund                 $42,066,637     $22,812,636      $33,633,673     $16,657,415
                                                         ================ ===============  =============== ===============
         Tax-Sensitive Equity Fund                           $15,912,485      $2,365,624       $8,248,008      $1,571,491
                                                         ================ ===============  =============== ===============

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in each Fund's shares were as follows:

         Massachusetts Intermediate Tax Exempt            Six Months Ended                    Year Ended
         Bond Fund                                         March 31, 1998                 September 30, 1997
                                                   -------------------------------    ---------------------------
         Shares sold                                                      467,710                        664,860
         Shares issued to shareholders in
            payment of distributions declared                             17,519                         30,459

         Shares redeemed                                                (156,272)                      (440,478)
                                                   ===============================    ===========================
         Net increase                                                     328,957                        254,841
                                                   ===============================    ===========================

         Intermediate Tax Exempt Bond Fund

         Shares sold                                                    1,166,158                      1,093,993
         Shares issued to shareholders in
            payment of distributions declared                              32,492                         38,642

         Shares redeemed                                                (358,850)                      (361,805)
                                                   ===============================    ===========================
         Net increase                                                     839,800                        770,830
                                                   ===============================    ===========================

                     Standish, Ayer & Wood Investment Trust

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                         Six Months Ended                    Year Ended
         Small Cap Tax-Sensitive Equity Fund              March 31, 1998                 September 30, 1997
                                                   ------------------------------     -------------------------
         Shares Sold                                                     710,082                       763,163
         Shares issued to shareholders in
            payment of distributions declared                              5,771                           387

         Shares redeemed                                                (38,072)                      (51,613)
                                                   ------------------------------     -------------------------
         Net increase                                                    677,781                       711,937
                                                   ==============================     =========================

         Tax-Sensitive Equity Fund

         Shares Sold                                                     392,660                       244,525
         Shares issued to shareholders in
            payment of distributions declared                              1,326                         2,135

         Shares redeemed                                                (25,689)                       (3,376)
                                                   ==============================     =========================
         Net increase                                                    368,297                       243,284
                                                   ==============================     =========================

      At March 31, 1998, the Massachusetts Intermediate Tax Exempt Bond Fund had two shareholders of record owning approximately 29% and 10% of the Fund's outstanding voting shares. The Intermediate Tax Exempt Bond Fund had two shareholders of record owning approximately 15% and 12% of the Fund's outstanding voting shares. The Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund each had one shareholder of record owning approximately 15% and 45% of the respective Fund's outstanding voting shares.

(6)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1998, as computed on a federal income tax basis, were as follows:

                                                                   Gross             Gross          Net Unrealized
                                                                Unrealized         Unrealized        Appreciation
                                            Aggregate Cost     Appreciation       Depreciation      (Depreciation)
                                            ---------------   ----------------   ---------------   -----------------
           Massachusetts Intermediate
           Tax Exempt Bond Fund                $45,775,375         $1,332,689           $26,465          $1,306,224

           Intermediate Tax Exempt Bond
           Fund                                $72,017,498         $2,331,345           $60,833          $2,270,512

           Small Cap Tax-Sensitive
           Equity Fund                         $42,566,206        $12,014,687          $522,604         $11,492,083

           Tax-Sensitive Equity Fund           $22,783,137         $6,839,939           $53,201          $6,786,738

(7)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Funds may trade the following financial instruments with off-balance sheet risk:

      Futures contracts

      The Funds may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Funds deposit either in cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, dependent on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by each Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase a Fund's exposure to the underlying instrument, while selling futures tends to decrease a Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts terms. The Funds enter into financial futures transactions primarily to manage their exposure to certain markets and to changes in securities prices and, with respect to the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, to changes in foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At March 31, 1998, the Funds had no open futures contracts.

      Since the Massachusetts Intermediate Tax Exempt Bond Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

(8)   Delayed Delivery Transactions:

      The Bond Funds may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds either segregate on their records, or instruct the custodian to segregate, securities having a value at least equal to the amount of the purchase commitment.

      At March 31, 1998, the Massachusetts Intermediate Tax Exempt Bond Fund had entered into the following delayed delivery transactions:

             Type                  Security                            Settlement Date    Trade Amount
          ------------    -----------------------------------------   ----------------   ----------------
              Buy         Massachusetts St. Industrial Finance           05/05/98           $762,272
                          Agency                                                         ================

      At March 31, 1998, the Intermediate Tax Exempt Bond Fund had entered into the following delayed delivery transactions:

             Type                  Security                             Settlement Date    Trade Amount
          ------------    -----------------------------------------    ----------------   ---------------
              Buy         Alabama St. Docks                               05/29/98         $1,026,400
              Buy         Austin TX Utilities Systems                     08/17/98          1,041,150
              Buy         CA Housing Authority                            05/06/98            500,000
              Buy         Kansas St. Tpk Authority                        06/04/98            520,440
              Buy         Pensacola FL Airport                            07/07/98            387,140
                                                                                          ===============
                                                                                           $3,475,130
                                                                                          ===============

      At March 31, 1998, the Small Cap Tax Sensitive Equity Fund and the Tax Sensitive Equity Fund were not party to any delayed delivery transactions.